Income tax - Reconciliation of income tax charge and the profit (loss) before tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
Profit/(loss) before tax	$ 256	$ (188)	$ 140
Profit/(loss) before tax multiplied by the standard rate of Luxembourg corporation tax	64	(47)	35
Tax losses for which no deferred income tax asset was recognized	14	3
Re-measurement of deferred taxes		9
Adjustment in respect of prior years	1	1	(15)
Income subject to state and other local income taxes	8	9	3
Income taxed at rates other than standard tax rates	(59)	11	(3)
Non-deductible and other items	3	39	1
Other	(12)	(3)	8
Income tax charge	$ 19	$ 22	$ 29
Tax rate	24.94%	24.94%	24.94%
Tax credits in respect of exceptional items	$ 17	$ 17	$ 14